8% CONVERTIBLE NOTES (Tables)	9 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of Derivative Liabilities at Fair Value
Fair Value Measurements Using Significant Unobservable
Inputs
(Level 3)	Convertible Debt Derivative Liability
Beginning balance at September 30, 2014	$-

Issuances	354,988

Adjustments to estimated fair value	56,765

Ending balance at June 30, 2015	$411,753

Schedule of Assumptions Used
The derivative liability was valued as of March 15, 2015 and June 30, 2015 using Monte Carlo Simulations with the following assumptions:

	March 15,	June 30,
	2015	2015
Stated interest rate	8.0%	8.0%
Exercise price per share	$0.20	$0.20
Expected volatility	90.0%	70.0%
Risk-free interest rate	0.24%	0.18%
Credit adjusted discount rate	20.0%	19.0%
Remaining expected term of underlying securities (years)	1.00	.75